Shareholder Report, Average Annual Return (Details)	12 Months Ended	36 Months Ended	57 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Core Bond Series (Class I)
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%			(0.03%)	1.39%
Core Bond Series (Class S)
Average Annual Return [Line Items]
Average Annual Return, Percent	1.06%			(0.28%)	1.16%
Core Bond Series (Class W)
Average Annual Return [Line Items]
Average Annual Return, Percent	1.78%			0.35%	1.53%
Core Bond Series (Class Z)
Average Annual Return [Line Items]
Average Annual Return, Percent	1.52%			0.10%	1.39%
Unconstrained Bond Series (Class I)
Average Annual Return [Line Items]
Average Annual Return, Percent	4.39%			2.81%	2.69%
Unconstrained Bond Series (Class S)
Average Annual Return [Line Items]
Average Annual Return, Percent	4.08%			2.57%	2.43%
Unconstrained Bond Series (Class W)
Average Annual Return [Line Items]
Average Annual Return, Percent	4.85%			3.26%	2.85%
High Yield Bond Series (Class I)
Average Annual Return [Line Items]
Average Annual Return, Percent	9.95%			6.32%	6.30%
High Yield Bond Series (Class S)
Average Annual Return [Line Items]
Average Annual Return, Percent	9.64%			6.03%	6.02%
High Yield Bond Series (Class W)
Average Annual Return [Line Items]
Average Annual Return, Percent	10.62%			6.89%	6.53%
High Yield Bond Series (Class Z)
Average Annual Return [Line Items]
Average Annual Return, Percent	10.01%			6.42%	6.25%
Diversified Tax Exempt Series (Class A)
Average Annual Return [Line Items]
Average Annual Return, Percent	0.29%			0.81%	1.27%
Diversified Tax Exempt Series (Class W)
Average Annual Return [Line Items]
Average Annual Return, Percent	0.80%			1.29%	1.57%
Callodine Equity Income Series (Class I)
Average Annual Return [Line Items]
Average Annual Return, Percent	24.03%	15.38%
Callodine Equity Income Series (Class S)
Average Annual Return [Line Items]
Average Annual Return, Percent	23.75%	15.17%
Callodine Equity Income Series (Class Z)
Average Annual Return [Line Items]
Average Annual Return, Percent	24.24%	15.45%
Credit Series (Class I)
Average Annual Return [Line Items]
Average Annual Return, Percent	4.17%		1.34%
Credit Series (Class S)
Average Annual Return [Line Items]
Average Annual Return, Percent	3.91%		1.09%
Credit Series (Class W)
Average Annual Return [Line Items]
Average Annual Return, Percent	4.56%		1.74%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%		(1.23%)	(0.33%)	1.35%
Bloomberg Municipal Bond [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%			0.99%	2.25%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	8.94%
FTSE 3-Month T-Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.45%			2.54%	1.79%
ICE BofA US High Yield Cash Pay Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.04%			4.02%	5.07%
Bloomberg Municipal 1-15 Year Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.88%			1.08%	2.04%
S&P 500 High Yield Dividend Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.31%	5.81%
Bloomberg U.S. Intermediate Credit Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.01%		1.39%